Fair Value of Financial Instruments (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other commitment	$ 84,069,000	$ 91,861,000
Commitments to Extend Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other commitment	$ 84,394,000	$ 92,921,000